SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net Income (loss)	$ 26,483	$ (28,300)	$ 251,300	$ 101,000	$ (48,241)	$ 58,800	$ 212,600	$ 62,100	$ (123,000)	$ 275,779	$ 210,489	$ (18,383)
Cash flows from operating activities:
Net cash provided by operating activities	738,362				492,034					2,748,412	2,258,521	2,237,927
Cash flows from investing activities:
Increase (Decrease) in Restricted Cash	142,642				97,639					(261,605)	(101,766)	160,516
Payments to Acquire Revenue Earning Equipment	(3,252,980)				(2,648,695)					(9,613,239)	(9,454,311)	(8,440,872)
Proceeds from disposal of revenue earning equipment	2,237,878				2,009,336					7,125,096	7,850,442	7,518,446
Payments to Acquire Other Property, Plant, and Equipment	(80,060)				(74,222)					(312,786)	(281,695)	(179,209)
Proceeds from disposal of property and equipment	23,456				47,631					137,694	53,814	38,905
Captial Contributions to Subsidiaries	0				0					0	0	0
Distributions of Equity	0				0					0	0	0
Payments to Acquire Businesses, Net of Cash Acquired	(2,784)				(147,314)					(1,905,168)	(227,081)	(47,571)
Purchase of short-term investments, net										0	(32,891)	3,491
Net cash used in investing activities	(932,317)				(715,765)					(4,747,290)	(2,192,902)	(943,568)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	1,201,582				264,599					2,237,280	3,062,479	2,635,713
Repayments of Long-term Debt	(298,628)				(453,279)					(952,144)	(3,649,300)	(2,954,233)
Repayments of Short-term Debt, Maturing in More than Three Months	(195,326)				(243,276)					(1,280,143)	(1,194,056)	(970,949)
Line of Credit Facility, Increase (Decrease) for Period, Net	(31,986)				325,247					1,273,164	(57,329)	1,026,070
Dividends paid	(467,248)				0					(25,000)	(22,950)	(23,000)
Proceeds from employee stock purchase plan	1,202				985					4,275	3,577	3,208
Loan to Parent From Non-Guarantor	0				0					0
Loan with Hertz Global Holdings, Inc.	(929)				(13,553)					(13,220)	(984)	(6,173)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities										0	0	(258)
Payments to Acquire Additional Interest in Subsidiaries	0				(38,000)					(38,000)	0	0
Payments of Financing Costs	(15,402)				(4,217)					(49,433)	(91,482)	(78,151)
Net cash provided by (used in) financing activities	322,050				(120,844)					1,595,166	(1,512,255)	104,517
Net decrease in cash and cash equivalents during the period	120,537				(336,622)					(397,973)	(1,442,798)	1,388,539
Cash and cash equivalents at beginning of period	533,235			594,586	931,208				2,374,006	931,208	2,374,006	985,467
Cash and cash equivalents at end of period	653,772	533,235			594,586	931,208				533,235	931,208	2,374,006
Parent
Condensed Financial Statements, Captions [Line Items]
Net Income (loss)	26,483				(48,241)					275,779	210,489	(18,383)
Cash flows from operating activities:
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities										1,401,869	790,108	355,438
Net cash provided by operating activities	(16,676)				(85,386)					1,677,648	1,000,597	337,055
Cash flows from investing activities:
Increase (Decrease) in Restricted Cash	(19,948)				(12,892)					11,981	(28,570)	19,932
Payments to Acquire Revenue Earning Equipment	(53,781)				(44,339)					(88,120)	(142,134)	(188,057)
Proceeds from disposal of revenue earning equipment	33,717				32,664					79,390	163,330	169,451
Payments to Acquire Other Property, Plant, and Equipment	(48,897)				(39,489)					(173,053)	(189,562)	(92,415)
Proceeds from disposal of property and equipment	12,193				39,597					67,370	23,952	4,311
Captial Contributions to Subsidiaries	(283,100)				(1,362,719)					(4,267,118)	(3,549,088)	(1,544,332)
Distributions of Equity	356,274				1,340,884					1,829,256	2,590,025	1,877,095
Payments to Acquire Businesses, Net of Cash Acquired	0				0					(1,708,520)	(214,384)	(35)
Purchase of short-term investments, net										0	(32,891)	3,183
Net cash used in investing activities	(3,542)				(46,294)					(4,248,814)	(1,379,322)	249,133
Cash flows from financing activities:
Proceeds from issuance of long-term debt	250,000				260,000					2,210,000	2,455,309	1,209,866
Repayments of Long-term Debt	(5,606)				(451,104)					(650,407)	(3,596,295)	(73,342)
Repayments of Short-term Debt, Maturing in More than Three Months	0				(14,949)					(26,775)	(29,224)	(2,615)
Line of Credit Facility, Increase (Decrease) for Period, Net	440,000				145,000					220,000	(29,128)	(18,907)
Dividends paid	(467,248)				0					(25,000)	(22,950)	(23,000)
Proceeds from employee stock purchase plan	1,202				985					4,275	3,577	3,208
Loan to Parent From Non-Guarantor	20,923				(165,110)					385,108	490,273	0
Loan with Hertz Global Holdings, Inc.	(929)				(13,553)					(13,220)	(984)	(6,173)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities										0	0	(258)
Payments to Acquire Additional Interest in Subsidiaries					(38,000)					(38,000)	0	0
Payments of Financing Costs	(5,239)				(3,554)					(35,215)	(81,229)	(29,111)
Net cash provided by (used in) financing activities	233,103				(280,285)					2,030,766	(810,651)	1,059,668
Net decrease in cash and cash equivalents during the period	212,885				(411,965)					(540,400)	(1,189,376)	1,645,856
Cash and cash equivalents at beginning of period	24,602				565,002				1,754,378	565,002	1,754,378	108,522
Cash and cash equivalents at end of period	$ 237,487	$ 24,602			$ 153,037	$ 565,002				$ 24,602	$ 565,002	$ 1,754,378